Long-Term Loan	6 Months Ended
Dec. 31, 2024
Long-Term Loan [Abstract]
LONG-TERM LOAN

Note 8 — LONG-TERM LOAN

Long-term loan consists of the following:

	As of December 31, 2024	As of June 30, 2024
Chailease International Financial Services (Singapore) Pte. Ltd. (due on August 8, 2027)	$3,709,968	$4,505,274
Total	3,709,968	4,505,274
Less: Long-term loan – current portion	1,656,288	1,656,288
Long-term loan – non-current portion	$2,053,680	$2,848,986

On August 3, 2022, the Group entered into a loan agreement with Chailease International Financial Services (Singapore) Pte. Ltd. to borrow $9,500,000. The loan bears an annual interest rate of Benchmark Rate plus 4.16%. Pursuant to a supplemental agreement, the Benchmark Rate — London Interbank Offered Rate (“LIBOR”) was replaced by the secured overnight financing rate published by CME Group (“CME TERM OF SOFR”) effective on April 8, 2023. Debt issuance cost of $230,500 was deferred and amortized through the loan period using effective interest rate method. A security deposit of $475,000 was deposited with the lender. The loan is guaranteed by Topsheen Shipping Singapore Pte. Ltd., shareholders and affiliates (related parties, see Note 9). The Group is required to repay monthly installments comprising principal and interest thereafter.

The repayment schedule for the loan are as follows:

For the period ending June 30,
2025	$828,144
For the year ending June 30,
2026	1,656,288
2027	1,130,492
2028	170,884
Subtotal	$3,785,808
Less: unamortized debt issuance cost	75,840
Total	$3,709,968